Subsequent Events	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the unaudited condensed financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On April 26, 2022 the amounts outstanding as of December 31, 2021 and subsequent activity through April 26, 2022, associated with due to and due from related party were repaid in full.